RELATED PARTY BALANCES AND TRANSACTIONS - GUARANTEE PROVIDED BY RELATED PARTIES TO GROUP (Details) - Capital lease ¥ in Thousands, $ in Thousands	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Mr. Wang Song | Vendor A
Guarantee provided by related parties to the Group
Guarantee provided		¥ 50,000,000	¥ 39,000,000
Wang Song and Kou Xiahong | Vendor B
Guarantee provided by related parties to the Group
Guarantee provided	$ 34,500,000		¥ 25,000,000